Business combinations - Schedule of Pro-Form Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Business Combinations [Abstract]
Pro-forma total revenue and income	R$ 3,388,052
Pro-forma net income	R$ 850,099